Investment securities - Maturities of amortized costs/FV/Avg yield (Details 5) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Held-to-maturity Securities [Line Items]
Due within 1 year, amortized cost	SFr 0
Due from 1 to 5 years, amortized cost	921
Due from 5 to 10 years, amortized cost	0
Debt securities held-to-maturity, amortized cost	921
Accrued interest excluded from amortized cost base of total Debt securities held-to-maturity	10
Due within 1 year, fair value	0
Due from 1 to 5 years, fair value	881
Due from 5 to 10 years, fair value	0
Debt securities held-to-maturity, fair value	SFr 881
Due within 1 year, average yield (as a percent)	0.00%
Due from 1 to 5 years, average yield (as a percent)	3.94%
Due from 5 to 10 years, average yield (as a percent)	0.00%
Total, average yield (as a percent)	3.94%
Bank
Schedule of Held-to-maturity Securities [Line Items]
Due within 1 year, amortized cost	SFr 0
Due from 1 to 5 years, amortized cost	921
Due from 5 to 10 years, amortized cost	0
Debt securities held-to-maturity, amortized cost	921
Accrued interest excluded from amortized cost base of total Debt securities held-to-maturity	10	SFr 0
Due within 1 year, fair value	0
Due from 1 to 5 years, fair value	881
Due from 5 to 10 years, fair value	0
Debt securities held-to-maturity, fair value	SFr 881
Due within 1 year, average yield (as a percent)	0.00%
Due from 1 to 5 years, average yield (as a percent)	3.94%
Due from 5 to 10 years, average yield (as a percent)	0.00%
Total, average yield (as a percent)	3.94%